Schedule of credit risk (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 38,665	$ 43,449	$ 43,449	$ 265,392
Loss allowance	4,503	4,357	4,357	26,049
Current not past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	545	8,277	8,277	183,404
Loss allowance
Expected loss rate percentage	0.00%	0.00%	0.00%	0.00%
1-30 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 3,536	$ 15,834	$ 15,834	$ 33,045
Loss allowance
Expected loss rate percentage	0.00%	0.00%	0.00%	0.00%
31-60 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 5,789	$ 824	$ 824	$ 6,818
Loss allowance
Expected loss rate percentage	0.00%	0.00%	0.00%	0.00%
More than 90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 28,492	$ 18,514	$ 18,514	$ 41,540
Loss allowance	$ 4,503	$ 4,357	$ 4,357	$ 26,049
Expected loss rate percentage	16.00%	24.00%	63.00%	63.00%
61-90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 303			$ 585
Loss allowance
Expected loss rate percentage	0.00%			0.00%